Share capital (Schedule of Share Capital) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Balance	$ 4,317	$ 6,343
Stock options exercised	95	391
Warrants exercised	61	4,889
Balance	6,448	4,317
Share Capital [Member]
Disclosure of classes of share capital [line items]
Balance	$ 90,152	$ 70,113
Issued and outstanding Begning Balance, shares	45,106,401	40,319,941
Issued for cash, net of issuance costs	$ 26,957	$ 12,895
Issued for cash, net of issuance costs, shares	5,404,855	2,246,094
Stock options exercised	$ 353	$ 1,444
Stock options exercised, shares	105,196	480,754
DSUs redeemed		$ 220
DSUs redeemed, shares		29,713
Warrants exercised	$ 82	$ 5,480
Warrants exercised, shares	14,423	2,029,899
Balance	$ 117,544	$ 90,152
Issued and outstanding Ending Balance, shares	50,630,875	45,106,401